Investment Objectives and Goals	May 01, 2026
Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Global Resources Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Resources Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global Resources Fund seeks long-term capital appreciation by investing primarily in global resource securities.
Objective, Secondary [Text Block]	Income is a secondary consideration.
International Investors Gold Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Investors Gold Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.

CM Commodity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	CM Commodity Index Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Constant Maturity Commodity Total Return Index.
VanEck Morningstar Wide Moat Fund
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Morningstar Wide Moat Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The VanEck Morningstar Wide Moat Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® Wide Moat Focus IndexSM (the “Index”).
Onchain Economy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Onchain Economy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Onchain Economy ETF (the “Fund”) seeks long-term capital appreciation.
VanEck Emerging Markets Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Emerging Markets Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	VanEck Emerging Markets Bond ETF (the “Fund”) seeks total return, consisting of income and capital appreciation.
VanEck India Select ETF
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	VanEck India Select ETF (the "Fund") seeks long-term capital appreciation.